Reserves for Future Policy Benefits and Contract Owner Account Balances (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Future policy benefits:
Total future policy benefits	$ 14,963.9	$ 15,493.6	$ 15,626.7
Contract owner account balances:
Total contract owner account balance	70,598.0	70,562.1	72,731.7
Individual and group life insurance contracts
Future policy benefits:
Total future policy benefits		8,686.1	8,655.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies
Future policy benefits:
Total future policy benefits		6,371.5	6,472.6
Accident and health and other
Future policy benefits:
Total future policy benefits		436.0	498.7
Guaranteed investment contracts and funding agreements
Contract owner account balances:
Total contract owner account balance		3,642.8	5,398.6
Universal life contracts
Contract owner account balances:
Total contract owner account balance		16,773.7	16,539.4
Fixed annuities and payout contracts without life contingencies
Contract owner account balances:
Total contract owner account balance		37,576.1	38,460.6
Fixed indexed annuities
Contract owner account balances:
Total contract owner account balance		12,427.1	12,187.1
Other
Contract owner account balances:
Total contract owner account balance		$ 142.4	$ 146.0